IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

June 9, 2010

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Ivy Funds Variable Insurance Portfolios (Registrant)
File Nos. 811-5017 and 33-11466/CIK #810016

We are hereby transmitting for filing through EDGAR Post-Effective Amendment No. 52 (Amendment) to the Registration Statement under the Securities Act of 1933 and Amendment No. 52 of the Investment Company Act of 1940 for the above-referenced Registrant. This transmission contains a conformed signature page and a conformed opinion of counsel. The manually signed originals of these documents are maintained at the offices of the Registrant.

This filing is being made pursuant to paragraph (a) of Rule 485 to register two (2) new series, Ivy Funds VIP Global Bond and Ivy Funds VIP Limited-Term Bond (the “Portfolios”), of the Registrant.

If you have any questions or comments concerning the foregoing, please contact me at 913-236-1923.

Very truly yours,

/s/ Kristen A. Richards
Kristen A. Richards
Vice President, Associate General Counsel and Assistant Secretary